Notes Related to the Consolidated Statement of Financial Position - Schedule of Trade Receivables and Other Current Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes Related To The Consolidated Statements Of Financial Position [Abstract]
Trade and other receivables	€ 4	€ 36	€ 30
Total trade and other receivables	4	36	30
Research Tax Credit	3,432	3,917	7,701
Other receivables (including tax and social receivables)	898	1,870	1,949
Prepaid expenses	793	2,188	4,461
Total other current assets	€ 5,123	€ 7,975	€ 14,111